Capital Stock (Details) - Schedule of Common Share Activity - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2023
Schedule of Common Share Activity [Abstract]
Common shares Beginning	124,793
Common shares Beginning	$ 7,664,466
Shares issued related to Vayavision acquisition	42,594
Shares issued related to Vayavision acquisition	$ 2,215,739
Shares issued related to option exercises	223
Shares issued related to option exercises	$ 14,121
Common shares Ending	167,610
Common shares Ending	$ 9,894,326
Common shares as at September 30, 2023	167,610	167,610
Common shares as at September 30, 2023	$ 9,894,326	$ 9,894,326